Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2014:
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,232,954	1,232,954	—	—
Agencies not backed by the full faith and credit of the U.S. government	145,350	—	145,350	—
States and political subdivisions	7,540,942	—	7,540,942	—
Foreign government	311,675	—	277,528	34,147
Public utilities	6,328,249	—	5,807,050	521,199
Corporate securities	49,497,457	—	44,284,896	5,212,561
Mortgage-backed securities	14,097,897	—	14,096,565	1,332
CMOs	12,032	—	12,032	—
CDOs	45,229	—	—	45,229
Fixed-maturity securities, at fair value through income	41,223	41,223	—	—
Derivative investments	721,736	32	710,121	11,583
Equity securities, available-for-sale	6,226	6,226	—	—
Equity securities, trading	314,023	286,971	27,052	—
Corporate-owned life insurance	312,419	—	312,419	—
Separate account assets	30,789,371	30,789,371	—	—

Total assets accounted for at fair value	$111,396,783	32,356,777	73,213,955	5,826,051

Liabilities accounted for at fair value:
Derivative liabilities	$448,220	—	447,463	757
Separate account liabilities	30,789,371	30,789,371	—	—
Reserves at fair value (1)	17,052,283	—	—	17,052,283

Total liabilities accounted for at fair value	$48,289,874	30,789,371	447,463	17,053,040

	Total	Level 1	Level 2	Level 3
2013:
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,118,443	1,118,443	—	—
Agencies not backed by the full faith and credit of the U.S. government	511,829	—	511,829	—
States and political subdivisions	4,958,360	—	4,958,360	—
Foreign government	365,234	—	331,950	33,284
Public utilities	5,136,210	—	4,935,015	201,195
Corporate securities	41,676,852	—	37,949,049	3,727,803
Mortgage-backed securities	12,525,293	—	12,522,213	3,080
CMOs	14,212	—	14,212	—
CDOs	56,873	—	—	56,873
Fixed-maturity securities, at fair value through income	40,416	40,416
Derivative investments	831,707	1,151	821,890	8,666
Equity securities, available-for-sale	29,112	29,112
Equity securities, trading	227,822	206,500	21,322	—
Corporate-owned life insurance	290,752	—	290,752	—
Separate account assets	30,747,777	30,747,777	—	—

Total assets accounted for at fair value	$98,530,892	32,143,399	62,356,592	4,030,901

Liabilities accounted for at fair value:
Derivative liabilities	$1,391,989	770	1,361,968	29,251
Separate account liabilities	30,747,777	30,747,777	—	—
Reserves at fair value (1)	11,943,461	—	—	11,943,461

Total liabilities accounted for at fair value	$44,083,227	30,748,547	1,361,968	11,972,712

(1)	Reserves at fair value are reported in account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

								Realized
								gains (losses)
								included
								in net
								income
		Total realized/unrealized						related to
		gains (losses) included in						financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning		comprehensive	and	and	and/or out of	Ending	still held at
	balance	Net income	income (loss)	issuances	settlements	Level 3, net	balance	December 31
2014:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$33,284	—	863	—	—	—	34,147	—
Public utilities	201,195	(63)	21,494	205,774	(8,435)	101,234	521,199	(63)
Corporate securities	3,727,803	(3,046)	138,923	1,432,088	(144,367)	61,160	5,212,561	(11,865)
CDOs	56,872	2,488	(592)	—	(13,539)	—	45,229	1,615
Mortgage-backed securities	3,080	112	(41)	—	(1,819)	—	1,332	112

Total fixed-maturity securities	$4,022,234	(509)	160,647	1,637,862	(168,160)	162,394	5,814,468	(10,201)

Derivative assets	$8,666	240,700	—	—	(237,783)	—	11,583	2,917
Derivative liabilities	(29,251)	(128,330)	—	—	156,824	—	(757)	28,494
Reserves at fair value	(11,943,461)	(4,077,424)	—	(2,166,876)	1,135,478	—	(17,052,283)	(6,244,300)

								Realized
								gains (losses)
								included
								in net
								income
		Total realized/unrealized						related to
		gains (losses) included in						financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning		comprehensive	and	and	and/or out of	Ending	still held at
	balance	Net income	income (loss)	issuances	settlements	Level 3, net	balance	December 31
2013:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$34,906	—	(1,622)	—	—	—	33,284	—
Public utilities	193,162	—	(10,278)	68,300	(679)	(49,310)	201,195	—
Corporate securities	3,501,577	3,344	(237,236)	549,744	(89,626)	—	3,727,803	140
CDOs	54,766	2,009	6,413	—	(6,316)	—	56,872	1,984
Mortgage-backed securities	4,789	91	68	—	(1,868)	—	3,080	86

Total fixed-maturity securities	$3,789,200	5,444	(242,655)	618,044	(98,489)	(49,310)	4,022,234	2,210

Derivative assets	$7,884	593,079	—	—	(592,297)	—	8,666	782
Derivative liabilities	(51,705)	(242,038)	—	—	264,492	—	(29,251)	22,453
Reserves at fair value	(10,961,562)	(1,015,824)	—	(1,232,687)	1,266,612	—	(11,943,461)	(2,248,511)

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	Fair value	Valuation Technique	Unobservable input	Range (weighted average)
2014:
Fixed-maturity securities:
Available-for-sale:
Foreign government	$34,147	Matrix pricing	Option adjusted spread	156-162 (160)
Public utilities	521,199	Matrix pricing	Option adjusted spread	62-351 (190)
Corporate securities	5,212,561	Matrix pricing	Option adjusted spread	17-725 (186)
CDOs	24,649	Intex discounted	Constant prepayment rate	0–25.0% (0.5%)
		cash flows	Annual default rate	0.5–62.5% (1.9%)
			Loss severity	10–80.0% (44.7%)
			Delinquencies	0–32.0% (1.0%)
			Discount Margin to LIBOR	1.7–11.0% (4.9%)
CDOs	20,580	Third-Party Vendor	Prepayment rates	*
Mortgage-backed securities	1,332	Intex discounted	Constant prepayment rate	2.0–2.0% (2.0%)
		cash flows	Annual default rate	20.0-90.0% (20.0%)
			Loss severity	55.0–70.0% (55.0%)
			Delinquencies	5.0–30.0% (15.0%)
			Discount Margin to LIBOR	4.3–4.3% (4.3%)
Derivative assets:
TRS	$7,914	Third-Party Vendor	Spread and discount rates	*
CDO embedded derivative	3,669	Discounted cash flow	Prepayment rates	*
Derivative liabilities:
TRS	(757)	Third-Party Vendor	Spread and discount rates	*

	Fair value	Valuation Technique	Unobservable input	Range (weighted average)
Reserves at Fair Value: ***
MVLO	$14,903,758	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality**	0–100%
			Withdrawal Benefit Election	0-50%
GMWB and GMAB	1,756,137	Discounted cash flow	Surrenders	0.5–35%
			Mortality**	0–100%

*	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table.
***	Certain reserves at fair value related to a new product are not yet modeled and excluded from this disclosure.

Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31:

	2014
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$180,398	—	—	204,489	204,489
Mortgage loans on real estate	7,182,169	—	—	7,618,106	7,618,106
Loans to affiliates	850,115	—	850,115	—	850,115
Policy loans	160,141	—	160,141	—	160,141
Acquired loans	201,268	—	175,888	97,487	273,375
Other invested assets	75,041	—	—	75,041	75,041
Financial liabilities:
Investment contracts	$84,156,386	—	—	84,921,955	84,921,955
Mortgage notes payable	92,184	—	—	109,119	109,119

	2013
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$220,752	—	—	219,516	219,516
Mortgage loans on real estate	6,134,525	—	—	6,554,054	6,554,054
Loans to affiliates	1,191,170	—	1,191,170	—	1,191,170
Policy loans	158,217	—	158,217	—	158,217
Acquired loans	205,131	—	162,320	85,238	247,558
Other invested assets	50,046	—	—	50,046	50,046
Financial liabilities:
Investment contracts	$71,735,796	—	—	72,477,568	72,477,568
Mortgage notes payable	99,210	—	—	112,884	112,884